Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$ 1,309	$ 351	$ 4,613	$ 1,935
Financing cash flows from finance leases		4,292
Financing cash outflows from finance leases	3,894	4,292	17,414	32,330	$ 30,348
Financing cash inflows from finance leases			(4,503)	0	0
Non-cash right-of-use assets obtained in exchange for lease obligations:
Finance leases	$ 2,994	$ 3,138	$ 12,147	$ 11,312	$ 8,150